Property, plant and equipment (Impairment of CGUs) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	¥ 300,171,142	¥ 285,622,907	¥ 282,061,272
Impairment loss of property, plant and equipment (Note 7)	7,847,378	5,719,990	989,778
CGUs with indicator of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	7,435,000
Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	721,000
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	492,000	0
Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	750,000
Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	457,000
Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	625,000
Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	986,000
Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	661,000
Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	700,000
Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	979,000
Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	352,000
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	274,000
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	270,000
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	168,000			¥ 92,000
Individual assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	344,000
Property, plant and equipment (except for CIPs)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	7,779,000
Land use right and other assets | CGUs with indicator of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	2,254,000
Land use right and other assets | Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	242,000
Land use right and other assets | Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	162,000
Land use right and other assets | Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	90,000
Land use right and other assets | Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	42,000
Land use right and other assets | Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	125,000
Land use right and other assets | Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	227,000
Land use right and other assets | Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	280,000
Land use right and other assets | Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	458,000
Land use right and other assets | Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	226,000
Land use right and other assets | Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	12,000
Land use right and other assets | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	63,000
Land use right and other assets | Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	57,000
Land use right and other assets | Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	270,000
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	8,027,086	8,065,975	8,298,218
Impairment loss of property, plant and equipment (Note 7)	109,205	116,355
Buildings | CGUs with indicator of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	272,000
Buildings | Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	50,000
Buildings | Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	20,000
Buildings | Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	47,000
Buildings | Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	4,000
Buildings | Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	49,000
Buildings | Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	11,000
Buildings | Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	34,000
Buildings | Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	6,000
Buildings | Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	8,000
Buildings | Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	5,000
Buildings | Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	35,000
Buildings | Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	3,000
Electric utility plant in service
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	232,500,981	232,291,062	240,011,689
Impairment loss of property, plant and equipment (Note 7)	7,552,442	3,864,903
Electric utility plant in service | CGUs with indicator of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	12,789,000
Electric utility plant in service | Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	1,488,000
Electric utility plant in service | Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	310,000
Electric utility plant in service | Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	1,035,000
Electric utility plant in service | Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	159,000
Electric utility plant in service | Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	639,000
Electric utility plant in service | Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	1,185,000
Electric utility plant in service | Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	331,000
Electric utility plant in service | Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	1,388,000
Electric utility plant in service | Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	2,080,000
Electric utility plant in service | Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	586,000
Electric utility plant in service | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	886,000
Electric utility plant in service | Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	2,660,000
Electric utility plant in service | Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	42,000
Others
Disclosure of detailed information about property, plant and equipment [line items]
Net book value after impairment	3,071,029	3,156,397	¥ 2,465,578
Impairment loss of property, plant and equipment (Note 7)	¥ 24,875	¥ 43,432